Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY SALEM STREET TRUST
Prospectus Date	rr_ProspectusDate	Sep. 29, 2015
Inv Prem | Fidelity Real Estate Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fsst_SupplementTextBlock	Supplement to the
Spartan Real Estate Index Fund
Investor Class and Fidelity Advantage® Class
September 29, 2015
Prospectus

Effective June 14, 2016, Spartan Real Estate Index Fund will be renamed Fidelity® Real Estate Index Fund. Effective June 14, 2016, Fidelity Advantage Class will be renamed Premium Class.

Effective July 1, 2016, the following information replaces similar information found in the "Fund Summary" section under the heading "Fee Table".

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Investor Class	Premium Class
Management feeA	0.07%	0.07%
Distribution and/or Service (12b-1) fees	None	None
Other expensesA	0.16%	0.02%
Total annual operating expenses	0.23%	0.09%

A Adjusted to reflect current fees.

	Investor Class	Premium Class
1 year	$ 24	$ 9
3 years	$ 74	$ 29
5 years	$ 130	$ 51
10 years	$ 293	$ 115